United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/2013

Date of Reporting Period: Quarter ended 01/31/2013

Item 1. Schedule of Investments

Federated Institutional High Yield Bond Fund
Portfolio of Investments
January 31, 2013 (unaudited)
Principal Amount or Shares			Value
		Corporate Bonds—82.3%
		Aerospace/Defense—0.7%
$1,150,000	[1]	Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	$891,250
4,675,000		B/E Aerospace, Inc., Sr. Unsecd. Note, 5.25%, 4/1/2022	4,943,812
475,000		ManTech International Corp., Company Guarantee, 7.25%, 4/15/2018	504,688
4,300,000		TransDigm, Inc., Company Guarantee, 7.75%, 12/15/2018	4,799,875
4,475,000	[1,2]	TransDigm, Inc., Series 144A, 5.50%, 10/15/2020	4,687,563
		TOTAL	15,827,188
		Automotive—4.9%
6,525,000		Affinia Group, Inc., Company Guarantee, 9.00%, 11/30/2014	6,557,690
800,000	[1,2]	Affinia Group, Inc., Sr. Secd. Note, Series 144A, 10.75%, 8/15/2016	870,000
2,400,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 5/15/2019	2,616,000
6,400,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 6.625%, 10/15/2022	6,688,000
4,000,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	4,480,000
1,200,000		Chrysler Group LLC, Note, Series WI, 8.00%, 6/15/2019	1,320,000
3,175,000		Chrysler Group LLC, Note, Series WI, 8.25%, 6/15/2021	3,540,125
1,700,000	[1,2]	Continental Rubber of America, Sr. Unsecd. Note, Series 144A, 4.50%, 9/15/2019	1,751,000
700,000		Cooper-Standard Automotive, Inc., Company Guarantee, 8.50%, 5/1/2018	763,000
7,125,000		Exide Technologies, Sr. Secd. Note, 8.625%, 2/1/2018	6,180,937
2,700,000		Ford Motor Credit Co., 2.75%, 5/15/2015	2,758,706
2,000,000		Ford Motor Credit Co., 4.25%, 2/3/2017	2,134,148
1,300,000		Ford Motor Credit Co., 5.875%, 8/2/2021	1,480,254
1,050,000		Ford Motor Credit Co., Sr. Note, 7.00%, 4/15/2015	1,165,565
700,000		Ford Motor Credit Co., Sr. Note, 8.00%, 6/1/2014	759,489
1,625,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.875%, 1/15/2015	1,689,672
4,175,000	[1,2]	IDQ Holdings, Inc., Sr. Secd. Note, Series 144A, 11.50%, 4/1/2017	4,582,063
7,750,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	7,478,750
2,925,000	[1,2]	Jaguar Land Rover PLC, Series 144A, 5.625%, 2/1/2023	2,998,125
6,150,000	[1,2]	Jaguar Land Rover PLC, Sr. Unsecd. Note, Series 144A, 8.125%, 5/15/2021	6,934,125
1,075,000	[1,2]	Lear Corp., Sr. Unsecd. Note, Series 144A, 4.75%, 1/15/2023	1,075,000
4,975,000	[1,2]	Pittsburgh Glass Works, LLC, Sr. Secd. Note, Series 144A, 8.50%, 4/15/2016	4,875,500
5,275,000	[1,2]	Schaeffler AG, Series 144A, 7.75%, 2/15/2017	5,987,125
5,050,000	[1,2]	Schaeffler AG, Series 144A, 8.50%, 2/15/2019	5,750,688
2,075,000	[1,2]	Stoneridge, Inc., Sr. Secd. Note, Series 144A, 9.50%, 10/15/2017	2,230,625
750,000		Tenneco Automotive, Inc., Company Guarantee, 6.875%, 12/15/2020	826,875
950,000		Tenneco Automotive, Inc., Company Guarantee, 7.75%, 8/15/2018	1,042,625
3,205,000		Tomkins LLC/Tomkins, Inc., Term Loan—2nd Lien, 9.00%, 10/1/2018	3,593,606
4,375,000	[1,2]	Tower Automotive, Inc., Sr. Secd. Note, Series 144A, 10.625%, 9/1/2017	4,878,125
10,550,000		United Components, Inc., Company Guarantee, Series WI, 8.625%, 2/15/2019	10,761,000
		TOTAL	107,768,818
		Building Materials—2.8%
3,000,000		Anixter International, Inc., 5.625%, 5/1/2019	3,195,000
1,625,000	[1,2]	Building Materials Corp. of America, Bond, Series 144A, 6.75%, 5/1/2021	1,795,625
525,000	[1,2]	Building Materials Corp. of America, Sr. Note, Series 144A, 7.50%, 3/15/2020	577,500
550,000	[1,2]	HD Supply, Inc., Sr. Sub. Note, Series 144A, 10.50%, 1/15/2021	563,750
2,700,000		Interline Brands, Inc., Company Guarantee, 7.50%, 11/15/2018	2,943,000
6,650,000	[1,2]	Interline Brands, Inc., Sr. Note, Series 144A, 10.00%, 11/15/2018	7,298,375

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Building Materials—continued
$5,300,000	[1,2]	Masonite International Corp., Sr. Note, Series 144A, 8.25%, 4/15/2021	$5,856,500
6,500,000		Norcraft Cos. L.P., Sr. Secd. Note, Series WI, 10.50%, 12/15/2015	6,760,000
5,500,000	[1,2]	Nortek Holdings, Inc., Sr. Note, Series 144A, 8.50%, 4/15/2021	6,242,500
1,225,000		Nortek Holdings, Inc., Sr. Unsecd. Note, Series WI, 10.00%, 12/1/2018	1,396,500
5,125,000		Nortek Holdings, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 4/15/2021	5,829,687
1,875,000		Ply Gem Industries, Inc., Series WI, 9.375%, 4/15/2017	2,043,750
4,475,000		Ply Gem Industries, Inc., Sr. Secd. Note, Series WI, 8.25%, 2/15/2018	4,888,938
6,850,000	[1,2]	Rexel, Inc., Series 144A, 6.125%, 12/15/2019	7,363,750
4,375,000	[1,2]	Roofing Supply Group, Series 144A, 10.00%, 6/1/2020	4,965,625
		TOTAL	61,720,500
		Chemicals—2.1%
2,450,000	[1,2]	Ashland, Inc., Series 144A, 4.75%, 8/15/2022	2,529,625
2,575,000		Celanese US Holdings LLC, 4.625%, 11/15/2022	2,671,563
700,000		Compass Minerals International, Inc., Company Guarantee, 8.00%, 6/1/2019	761,250
4,675,000	[1,2]	Dupont Performance Coatings, Series 144A, 7.375%, 5/1/2021	4,832,781
3,800,000		Ferro Corp., Sr. Note, 7.875%, 8/15/2018	3,743,000
800,000	[1,2]	Georgia Gulf Corp., 4.875%, 5/15/2023	809,000
1,300,000	[1,2]	Georgia Gulf Corp., Series 144A, 4.625%, 2/15/2021	1,313,000
5,850,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	5,937,750
2,575,000		Hexion U.S. Finance Corp., Sr. Secd. Note, Series WI, 9.00%, 11/15/2020	2,407,625
2,175,000		Huntsman International LLC, Company Guarantee, 5.50%, 6/30/2016	2,189,681
875,000		Huntsman International LLC, Company Guarantee, 8.625%, 3/15/2021	1,006,250
625,000		Huntsman International LLC, Company Guarantee, Series WI, 8.625%, 3/15/2020	709,375
1,575,000		Koppers Holdings, Inc., Company Guarantee, Series WI, 7.875%, 12/1/2019	1,742,344
1,725,000		Momentive Performance Materials, Inc., Sr. Note, Series WI, 9.00%, 1/15/2021	1,345,500
2,775,000		Momentive Performance Materials, Inc., Series WI, 10.00%, 10/15/2020	2,816,625
6,300,000		Omnova Solutions, Inc., Company Guarantee, 7.875%, 11/1/2018	6,599,250
1,873,000	[1,2]	Oxea Finance, Sr. Secd. Note, Series 144A, 9.50%, 7/15/2017	2,055,617
4,000,000		Rockwood Specialties Group, Inc., Sr. Unsecd. Note, 4.625%, 10/15/2020	4,115,000
		TOTAL	47,585,236
		Construction Machinery—0.4%
1,200,000		RSC Equipment Rental, Inc., Company Guarantee, Series WI, 8.25%, 2/1/2021	1,371,000
775,000		RSC Equipment Rental, Inc., Sr. Note, Series WI, 10.25%, 11/15/2019	904,813
975,000		United Rentals, Inc., Series WI, 5.75%, 7/15/2018	1,053,000
750,000		United Rentals, Inc., Series WI, 7.375%, 5/15/2020	828,750
750,000		United Rentals, Inc., Series WI, 7.625%, 4/15/2022	840,000
2,925,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	3,239,437
750,000		United Rentals, Inc., Sr. Unsecd. Note, 6.125%, 6/15/2023	806,250
		TOTAL	9,043,250
		Consumer Products—3.0%
7,050,000	[1,2]	AOT Bedding Super Holdings LLC, Series 144A, 8.125%, 10/1/2020	7,252,687
1,925,000	[1,2]	Apex Tool Group, Sr. Unsecd. Note, Series 144A, 7.00%, 2/1/2021	1,987,563
3,875,000	[1,2]	Freedom Group, Inc., Series 144A, 7.875%, 5/1/2020	4,005,781
2,575,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	2,919,406
6,125,000		Libbey Glass, Inc., Series WI, 6.875%, 5/15/2020	6,622,656
2,735,000		Prestige Brands Holdings, Inc., Company Guarantee, 8.25%, 4/1/2018	3,015,337
2,450,000		Prestige Brands Holdings, Inc., Series WI, 8.125%, 2/1/2020	2,756,250
351,000	[1,2]	Sealy Mattress Co., Sr. Secd. Note, Series 144A, 10.875%, 4/15/2016	376,448
4,375,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	4,396,919

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Consumer Products—continued
$8,325,000	[1,2]	ServiceMaster Co., Series 144A, 7.00%, 8/15/2020	$8,491,500
1,450,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	1,444,563
700,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	584,500
5,225,000		ServiceMaster Co., Sr. Unsecd. Note, 8.00%, 2/15/2020	5,564,625
3,075,000	[1,2]	Spectrum Brands Holdings, Inc., Series 144A, 6.75%, 3/15/2020	3,336,375
500,000	[1,2]	Spectrum Brands Holdings, Inc., Sr. Note, Series 144A, 6.375%, 11/15/2020	533,125
1,700,000	[1,2]	Spectrum Brands Holdings, Inc., Sr. Note, Series 144A, 6.625%, 11/15/2022	1,840,250
1,575,000		Spectrum Brands Holdings, Inc., Sr. Secd. Note, 9.50%, 6/15/2018	1,789,594
6,650,000		Visant Corp., Company Guarantee, Series WI, 10.00%, 10/1/2017	6,118,000
2,000,000	[1,2]	Wolverine World Wide, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 10/15/2020	2,110,000
		TOTAL	65,145,579
		Energy—7.7%
2,725,000	[3,4]	ATP Oil & Gas Corp., Sr. Secd. 2nd Priority Note, Series WI, 11.875%, 5/1/2015	180,531
5,325,000	[1,2]	Antero Resources Corp., 6.00%, 12/1/2020	5,518,031
4,500,000		Basic Energy Services, Inc., Company Guarantee, Series WI, 7.75%, 2/15/2019	4,500,000
1,100,000		Basic Energy Services, Inc., Series WI, 7.75%, 10/15/2022	1,086,250
2,225,000		Berry Petroleum Co., Sr. Unsecd. Note, 6.375%, 9/15/2022	2,352,938
275,000		Berry Petroleum Co., Sr. Unsecd. Note, 6.75%, 11/1/2020	298,375
1,625,000	[1,2]	CVR Energy, Inc., 2nd Priority Sr. Secd. Note, Series 144A, 10.875%, 4/1/2017	1,771,250
2,075,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	2,168,375
3,775,000		Chaparral Energy, Inc., Company Guarantee, 9.875%, 10/1/2020	4,350,687
2,475,000		Chaparral Energy, Inc., Series WI, 7.625%, 11/15/2022	2,685,375
4,425,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 11/15/2020	4,889,625
1,050,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 8/15/2018	1,118,250
1,750,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.625%, 8/15/2020	1,929,375
4,850,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.775%, 3/15/2019	4,904,562
5,125,000	[1,2]	Chesapeake Oilfield Services Co., Sr. Note, Series 144A, 6.625%, 11/15/2019	5,099,375
525,000		Compagnie Generale de Geophysique Veritas, Company Guarantee, 9.50%, 5/15/2016	560,438
5,725,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 6.50%, 6/1/2021	6,111,437
875,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 7.75%, 5/15/2017	914,375
1,450,000		Comstock Resources, Inc., Company Guarantee, 7.75%, 4/1/2019	1,504,375
2,300,000		Comstock Resources, Inc., Sr. Secd. Note, 9.50%, 6/15/2020	2,495,500
3,900,000		Concho Resources, Inc., 5.50%, 4/1/2023	4,134,000
950,000		Concho Resources, Inc., Sr. Note, 7.00%, 1/15/2021	1,054,500
275,000		Denbury Resources, Inc., Sr. Sub. Note, 9.75%, 3/1/2016	290,331
949,000		Denbury Resources, Inc., Sr. Sub., 8.25%, 2/15/2020	1,062,880
850,000		EP Energy/EP Finance, Inc., Series WI, 6.875%, 5/1/2019	924,375
8,000,000		EP Energy/EP Finance, Inc., Series WI, 9.375%, 5/1/2020	9,000,000
2,675,000	[1,2]	EP Energy/EP Finance, Inc., Sr. PIK Deb., Series 144A, 8.125%, 12/15/2017	2,708,438
2,700,000		Energy XXI Gulf Coast, Inc., 7.75%, 6/15/2019	2,943,000
3,375,000		Energy XXI Gulf Coast, Inc., 9.25%, 12/15/2017	3,860,156
3,875,000		Forbes Energy Services Ltd., Company Guarantee, Series WI, 9.00%, 6/15/2019	3,468,125
8,375,000		Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	8,437,812
3,175,000	[1,2]	Halcon Resources Corp., Sr. Note, Series 144A, 8.875%, 5/15/2021	3,405,188
5,925,000	[1,2]	Halcon Resources Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 7/15/2020	6,517,500
2,050,000	[1,2]	Kodiak Oil & Gas Corp., Series 144A, 5.50%, 1/15/2021	2,067,938
1,000,000		Linn Energy LLC, Company Guarantee, 7.75%, 2/1/2021	1,075,000
1,350,000		Linn Energy LLC, Series WI, 6.50%, 5/15/2019	1,382,063
6,175,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	6,838,812

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Energy—continued
$1,800,000		Lone Pine Resources Canada Ltd., Series WI, 10.375%, 2/15/2017	$1,728,000
6,425,000		Newfield Exploration Co., Sr. Unsecd. Note, 5.625%, 7/1/2024	6,922,937
2,925,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	3,195,563
2,525,000		Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	2,714,375
2,975,000	[1,2]	Ocean Rig Norway AS, Sr. Secd. Note, Series 144A, 6.50%, 10/1/2017	2,982,438
5,475,000		PHI, Inc., Company Guarantee, Series WI, 8.625%, 10/15/2018	6,015,656
2,350,000		Plains Exploration & Production Co., 6.75%, 2/1/2022	2,658,438
1,500,000		Plains Exploration & Production Co., Sr. Note, 6.125%, 6/15/2019	1,661,250
2,075,000		Range Resources Corp., 5.00%, 8/15/2022	2,189,125
1,450,000		Sandridge Energy, Inc., 7.50%, 3/15/2021	1,544,250
1,125,000		Sandridge Energy, Inc., Series WI, 7.50%, 2/15/2023	1,200,938
7,400,000		Sandridge Energy, Inc., Series WI, 8.125%, 10/15/2022	8,047,500
3,875,000		Sesi LLC, Series WI, 7.125%, 12/15/2021	4,330,312
625,000		Sesi LLC, Sr. Note, Series WI, 6.375%, 5/1/2019	671,875
5,100,000	[1,2]	W&T Offshore, Inc., Sr. Unsecd. Note, Series 144A, 8.50%, 6/15/2019	5,482,500
4,150,000		W&T Offshore, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 6/15/2019	4,461,250
		TOTAL	169,415,649
		Entertainment—0.7%
2,400,000		Cedar Fair LP, Company Guarantee, 9.125%, 8/1/2018	2,700,000
1,525,000		Cinemark USA, Inc., Company Guarantee, 8.625%, 6/15/2019	1,696,562
1,200,000		Cinemark USA, Inc., Company Guarantee, Series WI, 7.375%, 6/15/2021	1,335,000
1,975,000	[1,2]	Cinemark USA, Inc., Series 144A, 5.125%, 12/15/2022	2,009,562
150,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	0
625,000		Regal Cinemas, Inc., 5.75%, 2/1/2025	620,313
1,475,000		Regal Cinemas, Inc., Company Guarantee, 8.625%, 7/15/2019	1,640,938
5,350,000	[1,2]	Six Flags Entertainment Corp., Sr. Note, Series 144A, 5.25%, 1/15/2021	5,336,625
		TOTAL	15,339,000
		Environmental—0.2%
4,825,000	[1,2]	ADS Waste Escrow, Sr. Unsecd. Note, Series 144A, 8.25%, 10/1/2020	5,186,875
		Financial Institutions—4.0%
2,700,000		Ally Financial, Inc., 4.625%, 6/26/2015	2,837,122
3,850,000		Ally Financial, Inc., Company Guarantee, 7.50%, 9/15/2020	4,644,062
400,000		Ally Financial, Inc., Company Guarantee, 8.00%, 11/1/2031	507,500
4,525,000		Ally Financial, Inc., Company Guarantee, 8.00%, 3/15/2020	5,571,406
1,750,000		Ally Financial, Inc., Company Guarantee, 8.30%, 2/12/2015	1,953,438
7,725,000		Ally Financial, Inc., Company Guarantee, Series WI, 6.25%, 12/1/2017	8,624,113
1,175,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.50%, 2/11/2014	1,210,250
4,850,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.50%, 2/15/2017	5,237,908
2,050,000		CIT Group, Inc., 5.00%, 5/15/2017	2,198,625
5,250,000		CIT Group, Inc., 5.25%, 3/15/2018	5,643,750
825,000		CIT Group, Inc., 5.375%, 5/15/2020	899,250
2,875,000	[1,2]	CIT Group, Inc., Series 144A, 4.75%, 2/15/2015	3,033,125
2,825,000	[1,2]	CIT Group, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	3,178,125
3,000,000		CIT Group, Inc., Sr. Note, 4.25%, 8/15/2017	3,120,000
6,675,000		International Lease Finance Corp., 5.875%, 8/15/2022	7,197,252
850,000		International Lease Finance Corp., Sr. Unsecd. Note, 4.875%, 4/1/2015	890,375
1,525,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	1,648,235
4,875,000		International Lease Finance Corp., Sr. Unsecd. Note, 6.25%, 5/15/2019	5,411,250
2,275,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.25%, 12/15/2020	2,792,563

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Financial Institutions—continued
$1,125,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.625%, 9/15/2015	$1,282,500
3,775,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.75%, 3/15/2017	4,463,937
4,075,000	[1,2]	Neuberger Berman, Inc., Series 144A, 5.875%, 3/15/2022	4,339,875
950,000	[1,2]	Neuberger Berman, Inc., Sr. Note, Series 144A, 5.625%, 3/15/2020	1,002,250
9,600,000	[1,2]	Nuveen Investments, Sr. Unsecd. Note, Series 144A, 9.50%, 10/15/2020	9,936,000
		TOTAL	87,622,911
		Food & Beverage—4.6%
7,875,000	[1,2]	Aramark Corp., Series 144A, 8.625%, 5/1/2016	8,081,797
2,905,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	2,926,817
1,575,000		Aramark Services, Inc., Floating Rate Note - Sr. Note, 3.813%, 2/1/2015	1,584,844
1,296,000		B&G Foods, Inc., Sr. Note, 7.625%, 1/15/2018	1,404,540
3,275,000		Constellation Brands, Inc., 6.00%, 5/1/2022	3,700,750
525,000		Darling International, Inc., Company Guarantee, 8.50%, 12/15/2018	603,094
2,025,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	2,257,875
7,250,000		Dean Foods Co., Sr. Note, Series WI, 9.75%, 12/15/2018	8,283,125
10,800,000		Del Monte Foods Co., Sr. Unsecd. Note, 7.625%, 2/15/2019	11,313,000
9,350,000		Michael Foods, Inc., Company Guarantee, Series WI, 9.75%, 7/15/2018	10,425,250
7,700,000	[1,2]	Michael Foods, Inc., Series 144A, 8.50%, 7/15/2018	7,931,000
5,850,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Company Guarantee, 8.25%, 9/1/2017	6,252,187
1,115,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Company Guarantee, 9.25%, 4/1/2015	1,131,725
3,550,000	[1,2]	Shearer's Foods, Inc., Sr. Secd. Note, Series 144A, 9.00%, 11/1/2019	3,825,125
6,200,000		Smithfield Foods, Inc., 6.625%, 8/15/2022	6,835,500
3,500,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	4,068,750
19,325,000	[1,2]	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 8.50%, 6/30/2019	20,194,625
		TOTAL	100,820,004
		Gaming—2.5%
4,475,000	[1,2]	Affinity Gaming LLC, Sr. Unsecd. Note, Series 144A, 9.00%, 5/15/2018	4,765,875
3,717,000		American Casino & Entertainment, Sr. Secd. Note, 11.00%, 6/15/2014	3,809,925
2,075,000		Ameristar Casinos, Inc., Sr. Unsecd. Note, Series WI, 7.50%, 4/15/2021	2,266,938
4,325,000		Caesars Entertainment, Inc., Series WI, 8.50%, 2/15/2020	4,360,141
2,875,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	2,831,875
4,825,000		Harrah's Operating Co., Inc., Sr. Secd. Note, 11.25%, 6/1/2017	5,186,875
7,875,000		MGM Mirage, Inc., 7.75%, 3/15/2022	8,623,125
3,375,000		MGM Mirage, Inc., Sr. Unsecd. Note, 8.625%, 2/1/2019	3,864,375
5,250,000	[1,2]	MGM Mirage, Inc., Sr. Unsecd. Note, Series 144A, 6.75%, 10/1/2020	5,525,625
1,225,000		Penn National Gaming, Inc., Sr. Sub., 8.75%, 8/15/2019	1,402,625
5,000,000	[1,2]	Rivers Pittsburgh LP, Sr. Secd. Note, Series 144A, 9.50%, 6/15/2019	5,425,000
2,240,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	2,257,382
1,300,000	[1,2]	Seminole Tribe of Florida, Note, Series 144A, 7.75%, 10/1/2017	1,413,750
3,075,000	[1,2]	Sugarhouse HSP Gaming Finance Corp., Sr. Secd. Note, Series 144A, 8.625%, 4/15/2016	3,305,625
		TOTAL	55,039,136
		Health Care—8.6%
6,425,000	[1,2]	Biomet, Inc., Series 144A, 6.50%, 10/1/2020	6,553,500
7,400,000	[1,2]	Biomet, Inc., Sr. Note, Series 144A, 6.50%, 8/1/2020	7,797,750
6,575,000	[1,2]	CDRT Holding Corporation, Sr. Unsecd. Note, Series 144A, 9.25%, 10/1/2017	6,821,563
2,300,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	2,305,750
7,875,000		DJO Finance LLC, Company Guarantee, Series WI, 7.75%, 4/15/2018	7,855,312
575,000		DJO Finance LLC, Company Guarantee, Series WI, 9.75%, 10/15/2017	557,750
1,250,000	[1,2]	DJO Finance LLC, Series 144A, 8.75%, 3/15/2018	1,396,875

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Health Care—continued
$5,000,000	[1,2]	DJO Finance LLC, Series 144A, 9.875%, 4/15/2018	$5,362,500
5,825,000		DaVita HealthCare Partners, Inc., 5.75%, 8/15/2022	6,145,375
8,075,000		Emergency Medical Services Corp., Company Guarantee, Series WI, 8.125%, 6/1/2019	8,882,500
4,775,000		Grifols, Inc., Sr. Note, Series WI, 8.25%, 2/1/2018	5,264,438
10,325,000		HCA Holdings, Inc, Sr. Unsecd. Note, Series WI, 7.75%, 5/15/2021	11,331,687
2,700,000		HCA, Inc., 6.25%, 2/15/2021	2,848,500
1,800,000		HCA, Inc., Revolver - 1st Lien, 5.875%, 3/15/2022	1,962,000
6,550,000		HCA, Inc., Series 1, 5.875%, 5/1/2023	6,844,750
100,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	102,000
7,975,000		HCA, Inc., Sr. Secd. Note, 6.50%, 2/15/2020	8,892,125
625,000		HCA, Inc., Sr. Secd. Note, 8.50%, 4/15/2019	696,875
13,625,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	15,770,937
2,275,000	[1,2]	Hologic, Inc., Series 144A, 6.25%, 8/1/2020	2,457,000
8,000,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	8,160,000
950,000	[1,2]	Jaguar Holding Co., Series 144A, 9.375%, 10/15/2017	1,011,750
4,850,000	[1,2]	Jaguar Holding Co., Sr. Note, 9.50%, 12/1/2019	5,529,000
10,025,000	[1,2]	Multiplan, Inc., Company Guarantee, Series 144A, 9.875%, 9/1/2018	11,228,000
5,975,000		Omnicare, Inc., Sr. Sub., 7.75%, 6/1/2020	6,721,875
5,075,000		PSS World Medical, Inc., Series WI, 6.375%, 3/1/2022	6,254,938
2,400,000	[1,2]	Physiotherapy, Inc., Series 144A, 11.875%, 5/1/2019	2,310,000
3,325,000	[1,2]	Tenet Healthcare Corp., Sr. Secd. Note, Series 144A, 4.50%, 4/1/2021	3,279,281
4,475,000		United Surgical Partners International, Inc., Series WI, 9.00%, 4/1/2020	5,045,563
4,125,000		Univeral Hospital Service Holdco, Inc., Series WI, 7.625%, 8/15/2020	4,444,688
325,000		Universal Hospital Services, Inc., Floating Rate Note - Sr. Secured Note, 3.902%, 6/1/2015	323,984
10,250,000	[1,2]	VWR Funding, Inc., Series 144A, 7.25%, 9/15/2017	10,903,437
9,325,000		Vanguard Health Holdings II, Company Guarantee, 8.00%, 2/1/2018	9,931,125
4,150,000	[1,2]	Wolverine Healthcare, Sr. Note, Series 144A, 10.625%, 6/1/2020	4,606,500
		TOTAL	189,599,328
		Industrial - Other—2.7%
1,450,000	[1,2]	Amsted Industries, Inc., Sr. Note, Series 144A, 8.125%, 3/15/2018	1,555,125
5,225,000	[1,2]	Belden CDT, Inc., Series 144A, 5.50%, 9/1/2022	5,407,875
3,050,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	3,274,938
4,775,000		Dynacast International LLC, Series WI, 9.25%, 7/15/2019	5,121,187
4,000,000	[1,2]	General Cable Corp., Sr. Unsecd. Note, Series 144A, 5.75%, 10/1/2022	4,230,000
3,250,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	3,420,625
3,025,000	[1,2]	J.B. Poindexter, Inc., Series 144A, 9.00%, 4/1/2022	3,168,687
2,625,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, Series 144A, 7.75%, 2/1/2015	2,520,000
1,000,000	[1,2]	MMI International Ltd., Series 144A, 8.00%, 3/1/2017	1,035,000
2,250,000	[1,2]	Maxim Finance Corp., Sr. Secd. Note, Series 144A, 12.25%, 4/15/2015	2,362,500
2,075,000	[1,2]	Milacron LLC, Series 144A, 8.375%, 5/15/2019	2,189,125
3,875,000	[1,2]	Mirror Bidco/Dematic, Series 144A, 7.75%, 12/15/2020	3,981,562
675,000		Mueller Water Products, Inc., Company Guarantee, 8.75%, 9/1/2020	771,188
4,825,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	4,981,812
4,275,000		Rexnord, Inc., Company Guarantee, 8.50%, 5/1/2018	4,702,500
1,975,000	[1,2]	The Hillman Group, Inc., Series 144A, 10.875%, 5/31/2018	2,160,156
6,125,000		The Hillman Group, Inc., Sr. Unsecd. Note, 10.875%, 6/1/2018	6,699,219
1,167,000		Thermon Industries, Inc., Sr. Secd. Note, Series WI, 9.50%, 5/1/2017	1,307,040
		TOTAL	58,888,539

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Lodging—0.2%
$2,350,000		Choice Hotels International, Inc., 5.75%, 7/1/2022	$2,620,250
900,000		Host Hotels & Resorts LP, Series WI, 6.00%, 10/1/2021	1,033,875
1,323,000		Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016	1,362,690
		TOTAL	5,016,815
		Media - Cable—1.3%
700,000	[1,2]	Cequel Communications Holdings, Series 144A, 6.375%, 9/15/2020	736,750
4,650,000		Charter Communications Holdings II, 5.125%, 2/15/2023	4,603,500
875,000		Charter Communications Holdings II, 6.625%, 1/31/2022	958,125
1,250,000		Charter Communications Holdings II, 7.375%, 6/1/2020	1,396,875
1,000,000		Charter Communications Holdings II, Company Guarantee, 7.25%, 10/30/2017	1,090,000
1,825,000		Charter Communications Holdings II, Company Guarantee, Series WI, 7.875%, 4/30/2018	1,959,594
175,000		Charter Communications Holdings II, Company Guarantee, Series WI, 8.125%, 4/30/2020	197,312
2,200,000		Charter Communications Holdings II, Sr. Note, 7.00%, 1/15/2019	2,389,750
1,450,000		DISH DBS Corporation, Series WI, 4.625%, 7/15/2017	1,522,500
8,250,000		DISH DBS Corporation, Series WI, 5.875%, 7/15/2022	8,806,875
3,675,000		Virgin Media, Inc., 5.25%, 2/15/2022	3,858,750
2,000,000		Virgin Media, Inc., Sr. Unsecd. Note, 4.875%, 2/15/2022	2,005,000
		TOTAL	29,525,031
		Media - Non-Cable—5.3%
2,900,000		AMC Networks, Inc., Series WI, 7.75%, 7/15/2021	3,327,750
3,175,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 12/15/2022	3,190,875
9,800,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	9,163,000
5,575,000	[1,2]	Clear Channel Worldwide, 6.50%, 11/15/2022	5,965,250
700,000		Clear Channel Worldwide, 7.625%, 3/15/2020	728,000
2,075,000	[1,2]	Clear Channel Worldwide, Series 144A, 6.50%, 11/15/2022	2,199,500
7,975,000		Clear Channel Worldwide, Series B, 7.625%, 3/15/2020	8,373,750
9,900,000		Crown Media Holdings, Inc., Company Guarantee, 10.50%, 7/15/2019	11,236,500
5,950,000		Cumulus Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 5/1/2019	5,964,875
6,025,000		Entercom Radio LLC, Sr. Sub. Note, Series WI, 10.50%, 12/1/2019	6,808,250
4,142,000		Entravision Communications Corp., Sr. Secd. Note, 8.75%, 8/1/2017	4,525,135
2,075,000		Intelsat Jackson Holdings S.A., Company Guarantee, 8.50%, 11/1/2019	2,308,438
4,650,000	[1,2]	Intelsat Jackson Holdings S.A., Series 144A, 6.625%, 12/15/2022	4,743,000
1,450,000	[1,2]	Intelsat Jackson Holdings S.A., Series 144A, 7.25%, 10/15/2020	1,558,750
1,400,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.25%, 4/1/2019	1,508,500
1,425,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.50%, 4/1/2021	1,553,250
1,125,000		Lamar Media Corp., Company Guarantee, 7.875%, 4/15/2018	1,238,906
725,000		Lamar Media Corp., Series WI, 5.875%, 2/1/2022	801,125
1,125,000		Nexstar Broadcasting Group, Inc., Sr. Secd. Note, Series WI, 8.875%, 4/15/2017	1,245,937
2,625,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 7.75%, 10/15/2018	2,936,719
4,850,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 4.50%, 10/1/2020	4,801,500
7,000,000		SSI Investments II Ltd., Company Guarantee, 11.125%, 6/1/2018	7,875,000
4,825,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 5.25%, 8/15/2022	4,933,562
900,000	[1,2]	Sirius XM Radio, Inc., Sr. Note, Series 144A, 8.75%, 4/1/2015	1,023,750
7,800,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	7,995,000
5,450,000	[1,2]	Townsquare Radio LLC, Series 144A, 9.00%, 4/1/2019	6,049,500
3,750,000	[1,2]	XM Satellite Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 11/1/2018	4,181,250
		TOTAL	116,237,072
		Metals & Mining—0.2%
100,000	[3,4,6]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	10

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Metals & Mining—continued
$75,000	[3,4,6]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	$0
3,850,000	[1,2]	PVR Partners, L.P., Sr. Note, Series 144A, 8.375%, 6/1/2020	4,148,375
		TOTAL	4,148,385
		Packaging & Containers—4.0%
9,625,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	10,611,562
2,500,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 7.00%, 11/15/2020	2,525,000
1,700,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, 9.125%, 10/15/2020	1,865,750
1,825,000		Ball Corp., 5.00%, 3/15/2022	1,943,625
2,750,000		Berry Plastics Corp., Sr. Secd. Note, 9.50%, 5/15/2018	3,086,875
1,625,000		Bway Holding Co., Company Guarantee, Series WI, 10.00%, 6/15/2018	1,824,063
5,050,000	[1,2]	Bway Holding Co., Series 144A, 9.50%, 11/1/2017	5,277,250
750,000		Crown Americas, LLC, Company Guarantee, 6.25%, 2/1/2021	819,375
300,000		Crown Americas, LLC, Company Guarantee, 7.625%, 5/15/2017	317,457
1,450,000	[1,2]	Crown Americas, LLC, Series 144A, 4.50%, 1/15/2023	1,435,500
2,900,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	3,378,500
4,075,000	[1,2]	Packaging Dynamics Corp., Sr. Secd. Note, Series 144A, 8.75%, 2/1/2016	4,278,750
2,775,000		Reynolds Group, Series WI, 7.875%, 8/15/2019	3,066,375
8,825,000		Reynolds Group, Series WI, 8.25%, 2/15/2021	9,288,312
1,625,000		Reynolds Group, Series WI, 8.50%, 5/15/2018	1,714,375
3,275,000		Reynolds Group, Series WI, 9.00%, 4/15/2019	3,471,500
9,875,000		Reynolds Group, Series WI, 9.875%, 8/15/2019	10,813,125
350,000		Reynolds Group, Sr. Secd. Note, Series WI, 7.125%, 4/15/2019	375,375
675,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	641,250
9,750,000		Reynolds GRP ISS/Reynold, Series WI, 5.75%, 10/15/2020	9,993,750
2,100,000	[1,2]	Sealed Air Corp., Series 144A, 6.50%, 12/1/2020	2,331,000
7,250,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 8.375%, 9/15/2021	8,355,625
		TOTAL	87,414,394
		Paper—0.5%
1,750,000		Clearwater Paper Corp., Company Guarantee, 7.125%, 11/1/2018	1,916,250
2,000,000	[1,2]	Clearwater Paper Corp., Sr. Note, Series 144A, 4.50%, 2/1/2023	1,995,000
200,000		Clearwater Paper Corp., Sr. Unsecd. Note, 10.625%, 6/15/2016	218,000
975,000		Graphic Packaging International Corp., Company Guarantee, 9.50%, 6/15/2017	1,048,125
800,000		Graphic Packaging International Corp., Sr. Note, 7.875%, 10/1/2018	882,000
1,950,000		Unifrax I LLC/Unifrax HO, 7.500%, 2/15/2019	1,950,000
3,025,000	[1,2]	Longview Fibre Co., Sr. Secd. Note, Series 144A, 8.00%, 6/1/2016	3,198,937
1,200,000	[1,2]	Rock-Tenn Co., Sr. Unsecd. Note, Series 144A, 4.45%, 3/1/2019	1,284,760
		TOTAL	12,493,072
		Restaurants—0.9%
8,075,000		DineEquity, Inc., Company Guarantee, Series WI, 9.50%, 10/30/2018	9,225,687
5,450,000		NPC INTL/OPER CO A&B, Inc., Series WI, 10.50%, 1/15/2020	6,349,250
4,225,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, Series 144A, 2.808%, 3/15/2014	4,235,563
		TOTAL	19,810,500
		Retailers—3.7%
6,000,000	[1,2]	Academy Finance Corp., Series 144A, 8.00%, 6/15/2018	6,217,500
3,825,000	[1,2]	Academy Finance Corp., Series 144A, 9.25%, 8/1/2019	4,284,000
1,475,000		Express, LLC, Company Guarantee, 8.75%, 3/1/2018	1,607,750
5,200,000		Gymboree Corp., Sr. Unsecd. Note, 9.125%, 12/1/2018	4,914,000
6,000,000	[1,2]	Jo-Ann Stores, Inc., Series 144A, 9.75%, 10/15/2019	6,150,000
9,550,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	9,884,250

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Retailers—continued
$725,000		Limited Brands, Inc., Company Guarantee, 8.50%, 6/15/2019	$895,375
3,900,000		Limited Brands, Inc., Sr. Unsecd. Note, 5.625%, 2/15/2022	4,212,000
8,825,000		Michaels Stores, Inc., Company Guarantee, 7.75%, 11/1/2018	9,696,469
6,675,000	[1,2]	PETCO Animal Supplies, Inc., Series 144A, 8.50%, 10/15/2017	6,908,625
4,800,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	5,334,000
3,025,000	[1,2]	Party City Holdings, Inc., Sr. Note, Series 144A, 8.875%, 8/1/2020	3,282,125
825,000	[1,2]	QVC, Inc., Sr. Secd. Note, Series 144A, 7.125%, 4/15/2017	862,843
1,625,000		Sally Beauty Holdings, Inc., 5.75%, 6/1/2022	1,726,562
3,600,000		Sally Hldgs. LLC/Sally Cap, Inc., Series WI, 6.875%, 11/15/2019	3,996,000
5,225,000		The Yankee Candle Co., Inc., Sr. Sub. Note, Series B, 9.75%, 2/15/2017	5,434,052
1,425,000	[1,2]	United Auto Group, Inc., Series 144A, 5.75%, 10/1/2022	1,471,313
4,800,000		YCC Holdings LLC, Sr. Unsecd. Note, 10.25%, 2/15/2016	4,968,048
		TOTAL	81,844,912
		Services—1.0%
6,200,000	[1,2]	Carlson Wagonlit Travel, Sr. Secd. Note, Series 144A, 6.875%, 6/15/2019	6,603,000
6,175,000	[1,2]	Garda World Security Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 3/15/2017	6,591,813
4,100,000		Monitronics International, Inc., Series WI, 9.125%, 4/1/2020	4,315,250
750,000	[1,2]	Reliance Intermediate Holdings LP, Sr. Unsecd. Note, Series 144A, 9.50%, 12/15/2019	853,125
2,125,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	2,220,625
1,450,000		West Corp., Company Guarantee, 7.875%, 1/15/2019	1,544,250
		TOTAL	22,128,063
		Technology—11.7%
4,875,000	[1,2]	Advanced Micro Devices, Inc., Series 144A, 7.50%, 8/15/2022	4,095,000
2,550,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2020	2,186,625
3,900,000	[1]	Allen Systems Group, Inc., Sr. Secd. 2nd Priority Note, Series 144A, 10.50%, 11/15/2016	2,691,000
4,325,000		Aspect Software, Inc., Sr. Note, Series WI, 10.625%, 5/15/2017	4,270,938
1,637,000		CDW LLC/ CDW Finance, Company Guarantee, 12.535%, 10/12/2017	1,759,775
9,825,000		CDW LLC/ CDW Finance, Sr. Unsecd. Note, Series WI, 8.50%, 4/1/2019	10,930,312
7,125,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 8.25%, 1/15/2019	7,819,687
4,275,000		CoreLogic, Inc., Sr. Unsecd. Note, Series WI, 7.25%, 6/1/2021	4,691,813
11,975,000	[1,2]	DataTel, Inc., Series 144A, 9.75%, 1/15/2019	13,172,500
7,450,000		Emdeon, Inc., 11.00%, 12/31/2019	8,604,750
10,450,000		Epicor Software Corp., 8.625%, 5/1/2019	11,312,125
2,800,000	[1,2]	First Data Corp., Series 144A, 11.25%, 1/15/2021	2,821,000
950,000	[1,2]	First Data Corp., Series 144A, 7.375%, 6/15/2019	1,004,625
6,125,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.25%, 1/15/2021	6,339,375
14,975,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.75%, 1/15/2022	15,648,875
4,175,000		Freescale Semiconductor, Inc., Company Guarantee, 10.75%, 8/1/2020	4,655,125
1,575,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 9.25%, 4/15/2018	1,740,375
1,675,000		GXS WORLDWIDE, INC., Sr. Secd. Note, 9.75%, 6/15/2015	1,752,469
6,475,000	[1,2]	IAC Interactive Corp., Series 144A, 4.75%, 12/15/2022	6,458,812
3,300,000		IGATE Capital Corp., Sr. Unsecd. Note, Series WI, 9.00%, 5/1/2016	3,642,375
6,525,000	[1,2]	Igloo Holdings Corp., Sr. Note, Series 144A, 8.25%, 12/15/2017	6,688,125
5,500,000		Interactive Data Corp., Company Guarantee, 10.25%, 8/1/2018	6,256,250
2,875,000		Iron Mountain, Inc., 5.75%, 8/15/2024	2,914,531
2,500,000		Iron Mountain, Inc., Sr. Sub. Note, 7.75%, 10/1/2019	2,812,500
7,825,000		Kemet Corp., Sr. Note, 10.50%, 5/1/2018	8,020,625
10,875,000		Lawson Software, Inc., Series WI, 11.50%, 7/15/2018	12,859,687
6,975,000		Lawson Software, Inc., Series WI, 9.375%, 4/1/2019	7,916,625

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Technology—continued
$8,400,000		Lender Processing Services, 5.75%, 4/15/2023	$8,946,000
1,925,000		MagnaChip Semiconductor S.A., Sr. Note, Series WI, 10.50%, 4/15/2018	2,160,813
4,550,000	[1,2]	Mmodal, Inc., Series 144A, 10.75%, 8/15/2020	4,049,500
1,700,000	[1,2]	NCR Corp., Series 144A, 4.625%, 2/15/2021	1,710,625
4,175,000	[1,2]	NCR Corp., Series 144A, 5.00%, 7/15/2022	4,248,063
8,150,000	[1,2]	Nuance Communications, Inc., 5.375%, 8/15/2020	8,435,250
1,575,000		NXP BV/NXP Funding LLC, 5.750%, 2/15/2021	1,575,000
2,625,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	2,690,625
1,775,000		SITEL Corp., Sr. Unsecd. Note, 11.50%, 4/1/2018	1,251,375
1,000,000		Seagate Technology HDD Holdings, Company Guarantee, 7.75%, 12/15/2018	1,107,500
300,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	339,000
3,525,000		Seagate Technology HDD Holdings, Sr. Unsecd. Note, 6.875%, 5/1/2020	3,842,250
3,500,000		Seagate Technology HDD Holdings, Sr. Unsecd. Note, Series WI, 7.00%, 11/1/2021	3,858,750
5,125,000	[1,2]	Solera Holdings, Inc., Company Guarantee, Series 144A, 6.75%, 6/15/2018	5,522,187
4,575,000		Spansion, Inc., Sr. Unsecd. Note, Series WI, 7.875%, 11/15/2017	4,906,688
2,025,000		Stream Global Services, Inc., Sr. Secd. Note, 11.25%, 10/1/2014	2,126,250
575,000		SunGard Data Systems, Inc., Company Guarantee, 7.375%, 11/15/2018	613,813
2,750,000	[1,2]	SunGard Data Systems, Inc., Series 144A, 6.625%, 11/1/2019	2,853,125
3,400,000		SunGard Data Systems, Inc., Sr. Unsecd. Note, 7.625%, 11/15/2020	3,723,000
10,725,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	11,717,062
1,775,000		Trans Union LLC, Company Guarantee, Series 144A, 11.375%, 6/15/2018	2,061,219
5,700,000	[1,2]	TransUnion Holding Co., Inc., Series 144A, 8.125%, 6/15/2018	5,999,250
5,525,000		TransUnion Holding Co., Inc., Sr. Unsecd. Note, Series WI, 9.625%, 6/15/2018	5,925,562
5,325,000	[1,2]	Viasystems, Inc., Sr. Secd. Note, Series 144A, 7.875%, 5/1/2019	5,338,313
		TOTAL	258,067,119
		Textile—0.1%
1,275,000		Phillips Van Heusen Corp., Sr. Note, 4.50%, 12/15/2022	1,275,000
		Transportation—0.3%
2,125,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	2,316,250
1,525,000		Hertz Corp., Company Guarantee, 7.50%, 10/15/2018	1,681,312
725,000	[1,2]	Hertz Corp., Series 144A, 5.875%, 10/15/2020	773,938
1,775,000	[1,2]	Hertz Corp., Series 144A, 6.25%, 10/15/2022	1,934,750
		TOTAL	6,706,250
		Utility - Electric—1.3%
3,938,000	[1,2]	Calpine Corp., Sr. Secd. Note, Series 144A, 7.50%, 2/15/2021	4,292,420
3,475,000	[1,2]	Energy Future Intermediate Holding Company LLC, Series 144A, 6.875%, 8/15/2017	3,735,625
2,875,000	[1,2]	Energy Future Intermediate Holding Company LLC, Sr. Secd. 2nd Priority Note, Series 144A, 11.75%, 3/1/2022	3,288,281
2,000,000		Energy Future Intermediate Holding Company LLC, Sr. Secd. Note, 10.00%, 12/1/2020	2,305,000
261,495	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	219,341
2,000,000		NRG Energy, Inc., Company Guarantee, 8.25%, 9/1/2020	2,270,000
2,775,000		NRG Energy, Inc., Company Guarantee, Series WI, 7.625%, 1/15/2018	3,128,813
2,650,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.875%, 5/15/2021	2,981,250
2,000,000	[1,2]	NRG Energy, Inc., Sr. Unsecd. Note, Series 144A, 6.625%, 3/15/2023	2,155,000
2,350,000		NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 7.625%, 5/15/2019	2,526,250
700,000	[1,2]	Texas Competitive Electric Holdings Co. LLC, Sr. Secd. Note, Series 144A, 11.50%, 10/1/2020	556,500
		TOTAL	27,458,480
		Utility - Natural Gas—3.0%
8,775,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	8,742,094
1,525,000		Chesapeake Midstream Partners L. P., Sr. Unsecd. Note, Series WI, 6.125%, 7/15/2022	1,627,937

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Utility - Natural Gas—continued
$4,675,000		Copano Energy LLC, Company Guarantee, 7.125%, 4/1/2021	$5,387,937
4,275,000		Crosstex Energy, Inc., Company Guarantee, 8.875%, 2/15/2018	4,611,656
3,350,000		El Paso Corp., Sr. Unsecd. Note, 6.50%, 9/15/2020	3,763,866
625,000		El Paso Corp., Sr. Unsecd. Note, 7.25%, 6/1/2018	729,103
10,875,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	12,587,812
2,475,000	[1,2]	Holly Energy Partners LP, Series 144A, 6.50%, 3/1/2020	2,660,625
925,000		Holly Energy Partners LP, Sr. Unsecd. Note, 8.25%, 3/15/2018	1,003,625
2,675,000	[1,2]	Inergy Midstream LP, Sr. Unsecd. Note, Series 144A, 6.00%, 12/15/2020	2,775,312
1,450,000		MarkWest Energy Partners LP, Company Guarantee, 6.75%, 11/1/2020	1,595,000
3,975,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 4.50%, 7/15/2023	3,960,094
2,375,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 6.25%, 6/15/2022	2,588,750
1,650,000		Regency Energy Partners LP, 5.50%, 4/15/2023	1,757,250
2,050,000		Regency Energy Partners LP, Company Guarantee, 6.50%, 7/15/2021	2,249,875
195,000		Regency Energy Partners LP, Company Guarantee, 9.375%, 6/1/2016	209,138
1,000,000		Regency Energy Partners LP, Sr. Note, 6.875%, 12/1/2018	1,087,500
1,825,000	[1,2]	Sabine Pass LNG LP, Series 144A, 5.625%, 2/1/2021	1,834,125
200,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	203,500
971,000		Suburban Propane Partners LP, Series WI, 7.375%, 8/1/2021	1,063,245
443,000		Suburban Propane Partners LP, Series WI, 7.50%, 10/1/2018	480,655
2,250,000		Targa Resources, Inc., 6.875%, 2/1/2021	2,475,000
725,000		Targa Resources, Inc., Sr. Unsecd. Note, 6.375%, 8/1/2022	797,500
1,100,000	[1,2]	Tesoro Logistics LP, Sr. Unsecd. Note, Series 144A, 5.875%, 10/1/2020	1,155,000
		TOTAL	65,346,599
		Wireless Communications—3.0%
5,925,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 10.50%, 4/15/2018	6,665,625
1,225,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 12.00%, 4/1/2014	1,326,063
2,275,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	2,434,250
1,850,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 7.00%, 2/15/2020	2,021,125
8,400,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	9,408,000
5,450,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	5,797,437
1,000,000		MetroPCS Wireless, Inc., Sr. Note, 7.875%, 9/1/2018	1,087,500
18,000,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	18,270,000
4,250,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	4,643,125
2,750,000	[1,2]	Sprint Capital Corp., Gtd. Note, Series 144A, 9.00%, 11/15/2018	3,410,000
3,050,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	3,545,625
6,200,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	6,262,000
		TOTAL	64,870,750
		Wireline Communications—0.9%
4,025,000	[1,2]	Level 3 Financing, Inc., Series 144A, 7.00%, 6/1/2020	4,281,594
2,825,000	[1,2]	Level 3 Financing, Inc., Series 144A, 8.875%, 6/1/2019	3,082,781
1,825,000		Level 3 Financing, Inc., Series WI, 8.625%, 7/15/2020	2,050,844
4,450,000		Level 3 Financing, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 7/1/2019	4,872,750
1,525,000		TW Telecom, Inc., Series WI, 5.375%, 10/1/2022	1,608,875
1,975,000		Windstream Corp., Company Guarantee, 8.125%, 9/1/2018	2,177,438
2,175,000	[1,2]	Windstream Corp., Series 144A, 6.375%, 8/1/2023	2,191,312
		TOTAL	20,265,594
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,729,213,117)	1,811,610,049

Principal Amount or Shares			Value
		COMMON STOCKS—0.0%
		Automotive—0.0%
2,120	[3]	General Motors Co.	$59,551
532	[3]	Motors Liquidation Co.	12,422
		TOTAL	71,973
		Media - Non-Cable—0.0%
225,000	[3]	Idearc, Inc., Company Guarantee, (Litigation Trust Interests)	563
		TOTAL COMMON STOCKS (IDENTIFIED COST $189,418)	72,536
		Preferred Stock—0.0%
		Finance - Commercial—0.0%
319	[1,2]	Ally Financial, Inc., Pfd., Series 144A, Annual Dividend 7.00% (IDENTIFIED COST $90,747)	311,354
		WARRANTS—0.0%
		Automotive—0.0%
1,927	[3]	General Motors Co., Warrants	36,305
1,927	[3]	General Motors Co., Warrants	23,509
		TOTAL WARRANTS (IDENTIFIED COST $205,950)	59,814
		EXCHANGE-TRADED FUNDS—1.3%
150,000		iShares iBoxx $ High Yield Corporate Bond Fund	14,050,500
325,000		SPDR Barclays High Yield Bond Fund	13,266,500
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $27,231,193)	27,317,000
		MUTUAL FUNDS—15.2%[7]
15,941,835	[8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.13%	15,941,835
47,273,331		High Yield Bond Portfolio	318,149,523
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $304,984,897)	334,091,358
		TOTAL INVESTMENTS—98.8% (IDENTIFIED COST $2,061,915,322)[9]	2,173,462,111
		OTHER ASSETS AND LIABILITIES - NET—1.2%[10]	27,295,987
		TOTAL NET ASSETS—100%	$2,200,758,098

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2013, these restricted securities amounted to $698,306,650, which represented 31.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2013, these liquid restricted securities amounted to $694,505,059, which represented 31.6% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at January 31, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
Allen Systems Group, Inc., Sr. Secd. 2nd Priority Note, Series 144A, 10.50%, 11/15/2016	11/12/2010 – 02/28/2012	$3,711,344	$2,691,000
Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	10/19/2007 – 2/08/2011	$1,131,181	$891,250
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005 – 5/27/2009	$221,399	$219,341
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	3/23/2006 – 1/2/2008	$140,362	$0
3	Non-income producing security.
4	Issuer in default.
5	Principal amount and interest were not paid upon final maturity.
6	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.

7	Affiliated holdings.
8	7-Day net yield.
9	At January 31, 2013, the cost of investments for federal tax purposes was $2,063,297,709. The net unrealized appreciation of investments for federal tax purposes was $110,164,402. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $119,734,064 and net unrealized depreciation from investments for those securities having an excess of cost over value of $9,569,662.
10	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of January 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$1,811,610,039	$10	$1,811,610,049
Equity Securities:
Common Stocks
Domestic	71,973	—	563	72,536
Preferred Stocks
Domestic	—	311,354	—	311,354
Warrants	59,814	—	—	59,814
Exchanged-Traded Funds	27,317,000	—	—	27,317,000
Mutual Funds1	334,091,358	—	—	334,091,358
TOTAL SECURITIES	$361,540,145	$1,811,921,393	$573	$2,173,462,111
1	High Yield Bond Portfolio is an affiliated holding offered only to registered investment companies and other accredited investors
The following acronyms are used throughout this portfolio:
GTD	—Guaranteed
PIK	—Payment in Kind
SPDR	—Standard & Poor's Depositary Receipts

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date March 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date March 21, 2013

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date March 21, 2013